PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2024
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Disclosure of provisions

(In millions of dollars)	Decommissioning liabilities	Other	Total

December 31, 2023	61	15	76
Additions	—	9	9
Adjustments to existing provisions	4	(7)	(3)

December 31, 2024	65	17	82

Current (recorded in "other current liabilities")	11	10	21
Long-term	54	7	61